Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease renewal term	5 years
Weighted average remaining lease term	10 years	11 years
Weighted average discount rate	3.40%	4.90%
Sublease income	$ 4	$ 3
Impairment of right-of-use assets and leasehold improvements		84
Gain on termination of lease		3
Expected sublease proceeds 2024	7
Expected sublease proceeds, thereafter	27
Lease liabilities arising from obtaining right-of-use assets	22	265
Operating lease right-of-use assets, net	98	355
Cash paid for amounts included in the measurement of lease liabilities included in cash flows from operating activities	$ 34	$ 40
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	13 years